UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    12/31/01

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              02/15/02
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       24

Form 13F Information Table Value Total:       $145,087,736


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                                                                    Authority
                               Title                    Value     Shrs or          Put/  Investment   Other  -----------------------
Name of Issuer               of Class    CUSIP        (x$1000)    pm amt  SI-I/PRN Call  discretion managers     Sole    Shared None
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----
Gray Communications
 Sys Inc                       COM    389190 10 9    $2,546,589    245,100                                      245,100
Worldcom Inc                 WRLDCOM
 GA NEW                       GP COM  98157D 10 6   $20,320,000  1,600,000                                    1,600,000
Genuity Inc                    CL A   37248E 10 3    $3,115,602  1,971,900                                    1,971,900
Weblink Wireless Inc           CL A   94769A 10 1       $40,955    819,100                                      819,100
Alaris Med Inc                 COM    011637 10 5      $368,900    119,000                                      119,000
North Pittsburgh Sys Inc       COM    661562 10 8    $2,274,945    122,970                                      122,970
NTL Inc                        COM    629407 10 7    $1,316,000  1,400,000                                    1,400,000
Nevada Gold & Casinos Inc    COM NEW  64126Q 20 6      $174,000     36,250                                       36,250
AT&T Corp                      COM    001957 10 9    $4,860,722    267,956                                      267,956
AT&T Wireless Svcs Inc         COM    00209A 10 6    $1,239,082    86,227                                        86,227
Opti Inc                       COM    683960 10 8      $346,329   114,300                                       114,300
Avatar Hldgs Inc               COM    053494 10 0    $5,374,036   228,100                                       228,100
China Unicom Ltd            SPONSORED
                               ADR    16945R 10 4    $3,636,100   330,000                                       330,000
Consol Energy Inc              COM    20854P 10 9      $248,400    10,000                                        10,000
National Wireless
 Hldgs Inc                     COM    638560 10 2      $118,000    10,000                                        10,000
Avatar Hldgs Inc             SUB NT
                            CONV 7%05 053494 AD 2    $2,284,676 2,360,000                                     2,360,000
Crestline Cap Corp             COM    226153 10 4   $46,798,102 1,506,700                                     1,506,700
Isle of Capri Casinos Inc      COM    464592 10 4   $20,148,942 1,505,900                                     1,505,900
Lodgenet Entmt Corp            COM    540211 10 9      $478,520    28,000                                        28,000
Mariner Post-Acute
 Network Inc                   COM    568459 10 1        $2,165    86,620                                        86,620
Pricesmart Inc                 COM    741511 10 9   $17,746,750   507,050                                       507,050
AT&T Corp                   COM LIB
                              GRP A   001957 20 8    $4,907,924   350,566                                       350,566
Sun Intl Hotels Ltd            ORD    P8797T 13 3    $1,606,176    63,360                                        63,360
Saga Communications           CL A    786598 10 2    $5,134,821   248,059                                       248,059

         TOTAL                                     $145,087,736
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